INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSET (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS
Exercise price based on 10-day VWAP for the common stock	$ 1.47
Dividend yields	0.00%	0.00%	0.00%
Volatility	136.80%
Risk free rate	0.018%